Deferred revenue	12 Months Ended
Dec. 31, 2018
Disclosure Of Deferred Revenue [Abstract]
Deferred revenue
23	Deferred revenue
	As of December 31,
	2017 RMB’million	2018 RMB’million
Non-current	-	27
Current	978	1,431
	978	1,458

Deferred revenue mainly represents contract liabilities in relation to the service fees prepaid by customers for time-based virtual gifts, membership subscriptions, and digital music albums or single songs, for which the related services had not been rendered as of December 31, 2017 and 2018.

Revenue recognized for the years ended December 31, 2016, 2017 and 2018 related to carried-forward contract liabilities amounted to RMB126 million, RMB372 million and RMB978 million, respectively.